Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000255733
Shareholder Report [Line Items]
Fund Name	LSV Disciplined Value ETF
Class Name	LSV Disciplined Value ETF
Trading Symbol	LSVD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LSV Disciplined Value ETF (the "Fund") for the period from December 17, 2024 (commencement of operations) to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/disciplined-value-etf/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/disciplined-value-etf/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
LSV Disciplined Value ETF	$14	0.40%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,828,000
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 2
InvestmentCompanyPortfolioTurnover	0.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.4%
Materials	0.6%
Cash Equivalent	1.2%
Utilities	1.7%
Energy	2.5%
Industrials	5.7%
Consumer Staples	6.2%
Consumer Discretionary	9.4%
Communication Services	13.6%
Health Care	14.2%
Financials	14.2%
Information Technology	30.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple	6.0%
NVIDIA	4.8%
Microsoft	4.5%
Amazon.com	3.2%
Meta Platforms, Cl A	3.1%
Alphabet, Cl A	2.8%
Johnson & Johnson	2.6%
Alphabet, Cl C	2.5%
JPMorgan Chase	1.8%
Altria Group	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/disciplined-value-etf/